Employee benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employee benefits
Schedule of employee benefit

	December 31,
	2016	2017
	(in thousands)
Post-employment benefits
Present value of funded obligations	5,458	5,583
Less fair value of plan assets	(3,994)	(4,157)
Recognized liability for defined benefit plan	1,464	1,426

Other long-term benefits
Liability for seniority grant obligations	747	872

Short-term benefits
Salary and related expenses	10,897	14,982
Liability for holiday pay	2,330	3,561
Total short-term benefits	13,227	18,543

Total employee benefits liabilities	15,438	20,841

	December 31,
	2016	2017
	(in thousands)
Presented under the following items:
Other current liabilities	13,227	18,543
Employee benefits (non-current liabilities)	2,306	2,403
Other receivables (non-current assets)	(95)	(105)

Schedule of movement in defined benefit obligations

	December 31,
	2016	2017
	(in thousands)
Defined benefit obligations as of January 1	5,960	5,458
Benefits paid by the plan	(779)	(553)
Current service cost and interest cost	402	418
Changes in respect of foreign exchange differences	(85)	186
Remeasurements:
- Experience adjustments	153	53
- Actuarial (gains) losses from changes in financial assumptions	(193)	21

Defined benefit obligations as of December 31	5,458	5,583

Schedule of movement in plan assets

	December 31,
	2016	2017
	(in thousands)
Fair value of plan assets as of January 1	4,415	3,994
Contributions paid into the plan	389	74
Benefits paid by the plan	(539)	(79)
Changes in respect of foreign exchange differences	(42)	180
Interest income	38	14
Return on plan assets, excluding interest income	(267)	(26)

Fair value of plan assets as of December 31	3,994	4,157

Schedule of plan expenses

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Current service costs including foreign exchange differences	397	318	412
Net interest on net defined liability	15	2	(2)

Total	412	320	410

Schedule of return on plan assets

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Actual return on plan assets	(28)	(228)	(25)

Schedule of actuarial assumptions

	2015	2016	2017
Discount rate as of December 31	1.12%	1.34%	2.82%
Future salary nominal increases (1)	2.06%	2.27%	3.63%

Schedule of plan assets

	December 31,
	2016	2017
	(in thousands)
Plan assets comprise
Equity instruments	441	460
Debt instruments	584	610
Real estate funds	383	400
Investment funds	2,586	2,687

Total	3,994	4,157

Schedule of impact of changes in the respective assumptions on the defined benefit obligation

	December 31, 2017
	0.5% increase	0.5% decrease
	(in thousands)
Discount rate	(27)	31

Future salary nominal increases	28	(32)

Schedule of post-employment benefits expense

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Amount recognized as expense in respect of defined contribution plan	2,626	2,394	3,694